Revenue (Tables)	11 Months Ended
Dec. 31, 2019
Revenue [abstract]
Disclosure of disaggregation of revenue

	Eleven Months ended December 31, 2019	Year ended January 31, 2019	Year ended January 31, 2018

	£000	£000	£000
Analysis of revenue by geography:
United States	126	42,267	12,008
Latin America	457	499	42
Europe	—	246	310
	583	43,012	12,360

	Eleven Months ended December 31, 2019	Year ended January 31, 2019	Year ended January 31, 2018

	£000	£000	£000
Analysis of revenue by category:
Licensing agreements	583	42,766	12,050
Research collaboration agreement	—	246	310
	583	43,012	12,360